Restatement to Prior Period Financial Statements (Details) - Schedule of Adjustments to the Financial Statements	Dec. 31, 2023 USD ($)
As previously Reported [Member]
Schedule of Adjustments to the Financial Statements [Line Items]
Due from Sponsor
Due to Shareholders
Total Current Liabilities	4,626,318
Total Liabilities	11,900,123
Class A common stock subject to possible redemption	11,221,524
Additional paid-in capital
Accumulated deficit	(11,262,854)
Total stockholders’ deficit	(11,262,254)
Total Liabilities, Class A Common Stock subject to possible redemption	11,859,393
Adjustments [Member]
Schedule of Adjustments to the Financial Statements [Line Items]
Due from Sponsor	994,950
Due to Shareholders	628,758
Total Current Liabilities	628,758
Total Liabilities	628,758
Class A common stock subject to possible redemption	(628,758)
Additional paid-in capital	293,484
Accumulated deficit	701,466
Total stockholders’ deficit	994,950
Total Liabilities, Class A Common Stock subject to possible redemption	994,950
As Restated [Member]
Schedule of Adjustments to the Financial Statements [Line Items]
Due from Sponsor	994,950
Due to Shareholders	628,758
Total Current Liabilities	5,255,076
Total Liabilities	12,528,881
Class A common stock subject to possible redemption	10,592,766
Additional paid-in capital	293,484
Accumulated deficit	(10,561,388)
Total stockholders’ deficit	(10,267,304)
Total Liabilities, Class A Common Stock subject to possible redemption	$ 12,854,343